Related Party Balance and Transactions (Tables)	12 Months Ended
Jun. 30, 2025
Related Party Balance and Transactions [Abstract]
Schedule of Balance with a Related Party	Balance with a related party
	As of June 30,
	2024	2025	2025
	HKD	HKD	US$
Prepayment to a related party:
Nebula 360 Services Limited	$78,086	$-	$-

Schedule of Transactions with Related Parties

Transactions with related parties

			For the years ended June 30,
		Nature of	2023	2024	2025
Name of related parties	Relationship	transactions	HKD	HKD	HKD	US$
Noah Trust (Asia) Limited	Mr. Kenneth But being one of its directors	Payroll outsourcing service fee income	$6,000	$6,000	$6,000	$764
Nebula 360 Services Limited	Raymond, brother of Mr. Lao, being the director	Employment service fee expense	$-	$23,460	$46,749	$6,000